Income Taxes - Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax [Abstract]
Income (loss) before income tax expenses	$ 1,134,106	$ (1,977,123)
Income tax computed at statutory EIT rate (25%)	283,527
Tax effect of preferential tax treatments	(113,411)
Effect of research and development credits	(172,464)
Effect of other non-deductible expenses	(6,255)
Effect of change in valuation allowance	134,983
Current income tax expenses	126,380
Tax effect of deferred tax recognized	(1,284)	(1,703)
Total income tax expenses (benefits)	$ 125,096	$ (1,703)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income tax computed at statutory EIT rate (25%)